Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-based Compensation
Schedule of compensation expenses recognized for share based awards granted

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Cost of sales	28,451	27,868
Research and development expenses	536,093	569,667
Selling, general and administrative expenses	227,620	299,579
Total	792,164	897,114

Schedule of stock option activity

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2024	52,060,649	3.55	2.60	100,420
Granted	—	—	—	—
Exercised	(1,326,807)	1.80	—	—
Cancelled	(10,530)	43.19	—	—
Expired	(153,729)	12.83	—	—
Outstanding as of June 30, 2025 (Unaudited)	50,569,583	3.56	2.06	54,447

Vested and expected to vest as of June 30, 2025 (Unaudited)	50,495,087	3.56	2.07	54,370
Exercisable as of June 30, 2025 (Unaudited)	49,079,653	3.59	2.01	52,901

Schedule of share options to employees

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2024	43,094,529	0.00001	8.09	47,950
Granted	—	—	—	—
Exercised	(6,954,456)	—	—	—
Forfeited	(1,449,661)	—	—	—
Outstanding as of June 30, 2025 (Unaudited)	34,690,412	0.00001	7.70	38,974

NIO Incentive Plans
Share-based Compensation
Schedule of weighted average assumptions used

	Six Months Ended June 30,
	2024
	(Unaudited)
Exercise price (US$)	2.39
Fair value of the ordinary shares on the date of option grant (US$)	5.48
Risk-free interest rate	4.14%
Exercise multiple	2.5	x
Expected dividend yield	0%
Expected volatility	62%
Expected forfeiture rate (post-vesting)	6.09%

A Plan
Share-based Compensation
Schedule of weighted average assumptions used

Six Months Ended June 30,
2024
(Unaudited)
Fair value of the ordinary shares on the date of option grant (US$)	1.00-1.01
Risk-free interest rate	1.58%
Expected term (in years)	10
Expected dividend yield	0%
Expected volatility	52%
Expected forfeiture rate (post-vesting)	2%

US employees under 2016 Plan | NIO Incentive Plans
Share-based Compensation
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2024	61,852,743	10.96
Granted	22,782,772	3.82
Vested	(14,457,009)	10.35
Forfeited	(9,532,496)	9.52
Unvested at June 30, 2025 (Unaudited)	60,646,010	8.65